Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have a formal policy for equity grants but we remain aware of quarterly stock windows, as well as potential material non-public information, prior to any grants. We have not granted stock options in recent years. Executive grants and corporate grants are both on a scheduled basis, with executive grants occurring annually in the first quarter and corporate grants occurring every 18 months. We do not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material non-public information based on equity award grant dates.

Award Timing Method	Executive grants and corporate grants are both on a scheduled basis, with executive grants occurring annually in the first quarter and corporate grants occurring every 18 months.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material non-public information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false